TRANSAMERICA PARTNERS FUNDS GROUP
TRANSAMERICA ASSET ALLOCATION FUNDS
and
TRANSAMERICA PARTNERS INSTITUTIONAL FUNDS GROUP
TRANSAMERICA INSTITUTIONAL ASSET ALLOCATION FUNDS
The following supplements, amends and replaces certain information in the Funds’ Statement of Additional Information:
Effective December 1, 2009, the S&P 500 Index Master Portfolio was renamed to S&P 500 Stock Master Portfolio. Accordingly, throughout the Funds’ Statement of Additional Information, all references to the S&P 500 Index Master Portfolio is changed to S&P 500 Stock Master Portfolio.
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Investors should retain this Supplement for future reference.